CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details)	12 Months Ended
Dec. 31, 2021
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Dividend rate considered in the determination of fair value of warrants and share options	0.00%